UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):        [ ]is a restatement.
                                         [ ]adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:     Technology Crossover Management VI, L.L.C.
Address:  c/o Technology Crossover Ventures
          528 Ramona Street
          Palo Alto, CA 94301

Form 13F File Number: 28-13394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Frederic D. Fenton
Title:  Authorized Signatory
Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Frederic D. Fenton         Palo Alto, California           July 30, 2010
----------------------         ---------------------           -------------
  [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[_] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   4

Form 13F Information Table Value Total:   $187,556
                                          (thousands)

List of Other Included Managers

No. Form 13F File Number      Name

1   28-13395                  Technology Crossover Management VI (Cayman), L.P.

                           FORM 13F INFORMATION TABLE

                                                                                                             Voting
                    Title of                Value     Shares/     Sh/  Put/  Invstmt   Other                Authority
Name of Issuer       Class      CUSIP      (x$1000)    PrnAmt     Prn  Call  Dscretn  Managers     Sole       Shared    None
---------------     --------  ---------    --------  ----------   ---  ----  -------  --------   ---------  ---------   ----
Citigroup, Inc.*     Common   172967101        633     168,478*   SH         Sole                  168,478*      0        0
Interactive Brokers
Group, Inc.**        Common   45841N107     24,885   1,500,000**  SH         Sole                1,500,000**     0        0
Netflix, Inc.        Common   64110L106    158,210   1,456,144    SH         Sole                1,456,144       0        0
Orbitz
Worldwide, Inc. ***  Common   68557K109      3,828   1,004,706*** SH         Other       1           0      1,004,706***  0
                                          ---------
                              TOTAL       $187,556


* includes 8,208 shares held in escrow.

** does not include shares owned by TCV VII, L.P. or TCV VII (A), L.P.

*** The Reporting Manager does not have formal investment discretion with respect to all of such securities, but may be deemed, with Technology Crossover Management VI (Cayman), L.P., to be part of a group exercising such investment discretion. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or Technology Crossover Management VI (Cayman), L.P. exercises investment discretion or is a member of such a group with respect to such securities.